FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2015 and 2014:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$853	$-	$-	$853

Available-for-sale:

Foreign banks and government debentures	-	50,596	-	50,596
Corporate debentures	-	47,523	-	47,523
Corporate shares	5,698	-	-	5,698

Total financial assets	$6,551	$98,119	$-	$104,670

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$736	$-	$-	$736

Available-for-sale:

Foreign banks and government debentures	-	82,662	-	82,662
Corporate debentures	-	61,305	-	61,305

Total financial assets	$736	$143,967	$-	$144,703